UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	5/31/2018

Item 1. Schedule of Investments

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 99.1%
Alabama 0.4%
County of Jefferson AL Sewer Revenue,
Sr. Lien, Warrants, Ser. A, AGM	5.000%	10/01/44	500	$ 549,575
Sr. Lien, Warrants, Ser. A, AGM	5.250	10/01/48	500	554,855

Lower Alabama Gas District (The), Ser. A	5.000	09/01/46	1,000	1,228,550
				2,332,980
Arizona 3.9%
City of Phoenix Civic Improvement Corp.,
Jr. Lien, Ser. A (Pre-refunded date 07/01/19)(ee)	5.000	07/01/39	5,000	5,174,950
Ser. A, AMT	5.000	07/01/47	2,000	2,263,040

Industrial Development Authority of the County of Pima (The), Tucson Elec. Pwr., Rfdg.	4.000	09/01/29	2,000	2,101,260
Maricopa County Industrial Development Authority,
Banner Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000	01/01/38	2,500	2,847,125
Banner Hlth., Ser. A	5.000	01/01/41	1,000	1,144,750

Salt River Project Agricultural Improvement & Power District, Ser. A, Rfdg.	4.000	01/01/38	2,000	2,116,040
Salt Verde Financial Corp.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,575	3,040,096
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,320	3,967,035

State of Arizona, Ser. A, AGM	5.250	10/01/28	2,000	2,085,060
				24,739,356
California 16.9%
Alameda Corridor Trans. Auth. Rev., Second Sub. Lien, Ser. B, Rfdg.	5.000	10/01/35	1,520	1,701,990
Anaheim Public Financing Authority, Sr. Pub. Impvts. Proj., Ser. A, AGM	6.000	09/01/24	5,500	6,367,350
Bay Area Toll Auth. Rev., Toll Bridge, Ser. F-1	5.000	04/01/56	2,000	2,278,100
California Cnty. Tob. Secur. Agy. Rev., Tob. Conv. Bonds Asset-Bkd., Ser. B	5.100	06/01/28	1,250	1,250,388
California Health Facilities Financing Authority, Stanford Hosp., Ser. B, Rfdg. (Pre-refunded date 11/15/20)(ee)	5.000	11/15/36	2,000	2,161,040
California Hlth. Facs. Fing. Auth. Rev.,
Kaiser Permanente, Ser. A-2	4.000	11/01/44	3,000	3,126,630
Lucile Salter Packard Children	4.000	11/15/47	650	672,763

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)
California Hlth. Facs. Fing. Auth. Rev., (cont’d.)
Lucile Salter Packard Children	5.000%	11/15/56	1,500	$ 1,708,110
Scripps Hlth., Ser. A	5.000	11/15/36	1,000	1,048,000
Stanford Healthcare., Ser. A	5.000	08/15/54	1,000	1,110,780
Sutter Hlth., Ser. D	5.250	08/15/31	1,000	1,104,720

California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,334,000
California St.,
GO	5.000	03/01/45	3,000	3,402,780
GO	5.250	11/01/40	1,250	1,344,425
GO	6.000	04/01/38	2,260	2,339,778
GO, Rfdg.	5.000	08/01/45	500	570,885
GO, Rfdg.	5.000	08/01/46	1,500	1,734,405
Var. Purp., GO	5.000	10/01/29	2,000	2,087,140
Var. Purp., GO	5.000	09/01/41	4,250	4,628,590
Var. Purp., GO	5.000	10/01/41	1,250	1,364,113
Var. Purp., GO	5.000	10/01/47	3,000	3,449,430
Var. Purp., GO	5.250	04/01/35	1,250	1,385,212
Var. Purp., GO	5.500	11/01/39	1,000	1,053,070
Var. Purp., GO	6.000	03/01/33	1,500	1,610,175
Var. Purp., GO	6.000	11/01/39	2,000	2,120,000
Var. Purp., GO (Pre-refunded date 04/01/19)(ee)	6.000	04/01/38	1,240	1,286,599

California St. Univ. Rev., Ser. A, Rfdg.	5.000	11/01/37	1,250	1,355,300
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Hlth., Rfdg.	5.000	11/01/40	2,100	2,211,342
Green Marin General Hosp. Proj.	4.000	08/01/45	750	767,175
Sutter Hlth., Ser. A (Pre-refunded date 08/15/20)(ee)	6.000	08/15/42	3,000	3,280,380

Foothill-De Anza Cmnty. College Dist., Ser. C, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/40	1,250	1,377,112
Golden St. Tob. Secur. Corp. Rev.,
Ser. A-1, Rfdg.	5.000	06/01/28	1,125	1,292,569
Ser. A-1, Rfdg.	5.000	06/01/29	1,250	1,427,750
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	5.000	11/15/35	1,140	1,373,506
Ser. A	5.500	11/15/37	1,000	1,277,100
Los Angeles Calif. Dept. Arpts. Rev.,
Ser. A, AMT	5.000	05/15/38	2,500	2,753,625
Ser. A, AMT	5.250	05/15/48	1,000	1,175,320
Sub. Ser. A, AMT	5.000	05/15/47	1,000	1,134,910

Los Angeles Dept. of Wtr. Rev., Ser. B	5.000	07/01/34	2,500	2,835,650
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500	11/01/39	2,000	2,834,160

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)

Pittsburg Successor Agency Redevelopment Agency, AMBAC, CABS	2.900%(s)	08/01/25	2,000	$ 1,627,500
Port of Oakland Rev., Sr. Lien, Ser. P, Rfdg., AMT	5.000	05/01/33	1,750	1,901,690
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250	11/01/45	1,000	1,154,190
San Diego Cmnty. College Dist., Election 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,652,535
San Diego Cnty. Regl. Arpt. Auth. Rev., Ser. B, Sr., AMT	5.000	07/01/43	2,000	2,186,960
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Ser. D, AMT	5.000	05/01/48	3,500	4,028,045
Second Ser., Ser. A, Rfdg., AMT	5.250	05/01/33	1,000	1,116,950
Second Ser., Ser. F, Rfdg., AMT	5.000	05/01/28	1,635	1,758,475
Ser. A, AMT	5.000	05/01/47	2,000	2,278,740
State of California,
Var. Purp., GO	5.000	04/01/42	7,000	7,666,470
Var. Purp., GO	5.000	10/01/44	2,500	2,850,900

Walnut Energy Center Auth. Rev., Rfdg.	5.000	01/01/34	800	907,240
				106,466,067
Colorado 0.5%
City & County of Denver Co. Airport System Revenue, Ser. A, Rfdg., AMT	5.250	11/15/22	1,000	1,095,480
Colorado Health Facilities Authority, Vail Valley Med. Ctr. Rev.	4.000	01/15/45	1,500	1,523,595
Denver Convention Center Hotel Authority, Sr., Rfdg.	5.000	12/01/40	500	554,315
				3,173,390
Connecticut 0.7%
Connecticut State Development Authority, Light & Pwr. Co. Proj., Ser. A, Rfdg.	4.375	09/01/28	1,000	1,050,670
Connecticut State Health & Educational Facilities Authority, Western Conn. Hlth., Ser. M	5.375	07/01/41	1,250	1,338,838
State of Connecticut Special Tax Revenue, Trans. Infrastructure, Ser. A	5.000	01/01/38	2,000	2,238,780
				4,628,288

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
District of Columbia 4.1%
District of Columbia,
Brookings Inst. (Pre-refunded date 04/01/19)(ee)	5.750%	10/01/39	5,000	$ 5,163,400
Friendship Pub. Chrt. Schl., Rfdg.	5.000	06/01/46	1,385	1,503,598
Gallaudet Univ.	5.500	04/01/34	600	649,464
Kipp. Chrt. Schl. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	1,006,527
Kipp. Chrt. Schl. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	858,509
Kipp. Issue, Ser. A, Rfdg.	5.000	07/01/48	1,250	1,382,100
Ser. E, BHAC, GO	5.000	06/01/28	5,000	5,014,950
Metropolitan Washington Airports Authority,
Rfdg., AMT	5.000	10/01/47	1,000	1,136,320
Ser. A, AMT	5.250	10/01/27	1,000	1,012,580
Ser. A, AMT	5.000	10/01/31	2,500	2,731,000
Ser. A, AMT	5.000	10/01/44	1,000	1,098,080
Ser. B, AMT	5.000	10/01/25	3,000	3,183,660
Ser. C, AMT	5.000	10/01/27	1,000	1,080,920
				25,821,108
Florida 7.5%
Central Florida Expressway Authority, Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,070,840
Citizens Property Insurance Corp., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,109,270
City of Tampa FL, Baycare Hlth. Sys., Ser. A	5.000	11/15/33	3,000	3,281,370
Cityplace Community Development District, Rfdg.	5.000	05/01/26	1,000	1,115,610
County of Broward FL Airport System Revenue,
AMT	5.000	10/01/47	1,000	1,127,750
Ser. A, AMT	5.250	10/01/43	1,500	1,671,930
Ser. A, AMT	5.000	10/01/45	3,000	3,310,830
County of Miami-Dade FL Aviation Revenue,
Miami Int’l. Arpt., Ser. B	5.000	10/01/41	2,500	2,649,550
Ser. B, Rfdg., AMT	5.000	10/01/40	2,000	2,255,500

County of Miami-Dade FL Water & Sewer System Revenue, Ser. B, Rfdg., AGM	5.250	10/01/22	5,000	5,654,400
Florida Higher Educational Facilities Financial Authority, Edl. Facs., Ringling Clg., Proj.	5.000	03/01/47	2,500	2,717,350
Greater Orlando Aviation Authority, Priority Sub. Ser. A, AMT	5.000	10/01/52	1,000	1,121,800
Highlands County Health Facilities Authority,
Rev., Adventist Hlth./Sunbelt, Rmkt.	6.000	11/15/37	2,435	2,593,445

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Florida (cont’d.)
Highlands County Health Facilities Authority, (cont’d.)
Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B (Pre-refunded date 11/15/19)(ee)	6.000%	11/15/37	5	$ 5,299

Miami Beach Redevelopment Agency, Tax Incr. Rev. City Ctr. Rfdg., AGM	5.000	02/01/44	1,500	1,679,025
Miami-Dade County Health Facilities Authority, Nicklaus Children’s Hospital, Ser. A, Rfdg.	5.000	08/01/42	1,955	2,194,390
Mid-Bay Bridge Authority, Ser. A, Rfdg.	5.000	10/01/40	1,000	1,100,890
North Sumter County Utility Dependent District, Wtr. & Swr. Rev.	5.750	10/01/43	1,500	1,620,705
Orange County Health Facilities Authority, Orlando Hlth. Inc., Ser. B, Rfdg.	5.000	10/01/44	1,000	1,112,820
Palm Beach County Health Facilities Authority, BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	546,860
South Lake County Hospital District,
South Lake Hosp., Inc.	5.250	10/01/34	750	789,435
South Lake Hosp., Inc., Ser. A	6.250	04/01/39	2,500	2,576,800

South Miami Health Facilities Authority, Baptist Hlth. South FL., Rfdg.	5.000	08/15/47	1,000	1,128,780
Town of Davie FL,
Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	552,140
Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,121,370

Village Community Development District No 10, Spl. Assess.	4.500	05/01/23	1,045	1,111,107
Village Community Development District No 6,
Spl. Assess., Rfdg.	4.000	05/01/27	350	366,016
Spl. Assess., Rfdg.	4.000	05/01/28	360	373,946
Spl. Assess., Rfdg.	4.000	05/01/29	375	387,780
				47,347,008
Georgia 2.1%
City of Atlanta Department of Aviation,
Gen., Ser. B, AMT	5.000	01/01/30	500	532,780
Gen., Ser. C, Rfdg.	6.000	01/01/30	3,250	3,580,655

Gwinnett County Hospital Authority, Gwinnett Hosp. Sys., Ser. D, AGM	5.500	07/01/41	1,500	1,552,440
Private Colleges & Universities Authority,
Emory Univ., Ser. C	5.250	09/01/39	5,000	5,208,200
Savannah College of Art & Design	5.000	04/01/44	2,120	2,295,451
				13,169,526

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Hawaii 0.9%
Hawai’i Pacific Health,
Ser. A, Rfdg. (Pre-refunded date 07/01/20)(ee)	5.500%	07/01/40	1,000	$ 1,074,590
Ser. B (Pre-refunded date 07/01/20)(ee)	5.750	07/01/40	500	539,830

State of Hawaii Airports System Revenue, Ser. A, AMT, Revenue Bonds	5.000	07/01/45	1,000	1,111,130
State of Hawaii Department of Budget & Finance, Pac. Hlth. Oblig., Ser. A, Rfdg.	5.500	07/01/43	2,500	2,780,925
				5,506,475
Idaho 0.2%
Idaho Health Facilities Authority, Trinity Hlth. Credit Grp., Ser. A	5.000	12/01/47	1,000	1,136,690
Illinois 13.6%
Chicago Board of Education,
Dedicated Capital Impt.	5.000	04/01/46	1,000	1,074,460
Ser. A, Rfdg., GO	4.000	12/01/20	500	504,605
Unrefunded, Rfdg., GO	5.000	12/01/18	1,000	1,009,730
Chicago O’Hare International Airport,
Gen Arpt., 3rd Lien, Ser. C (Pre-refunded date 01/01/21)(ee)	6.500	01/01/41	1,000	1,110,770
Gen. Arpt. Sr. Lien, Ser. B, Rfdg., AMT	5.000	01/01/32	2,000	2,129,000
Sr. Lien, Ser. D	5.250	01/01/42	2,000	2,321,560
Chicago Transit Authority,
2nd Lien	5.000	12/01/46	3,000	3,254,670
Sales Tax Rev., Transit Imps.	5.250	12/01/40	1,000	1,069,950
City of Chicago IL,
Proj., Ser. A, Rfdg., GO	5.250	01/01/29	500	529,915
Proj., Ser. A, Rfdg., GO, AGM	5.000	01/01/29	5,000	5,189,400
Rmkt., Rfdg., GO	5.000	01/01/19	750	760,537
Ser. C, Rfdg., GO	5.000	01/01/26	1,000	1,072,190
Ser. C, Rfdg., GO	5.000	01/01/23	270	281,829
Ser. C, Rfdg., GO	5.000	01/01/24	340	362,957
City of Chicago IL Wastewater Transmission Revenue,
2nd Lien	5.000	01/01/39	2,000	2,139,200
2nd Lien, Rmkt., Ser. C, Rfdg.	5.000	01/01/39	2,000	2,149,260
2nd Lien, Ser. A	5.000	01/01/47	1,000	1,086,330
City of Chicago IL Waterworks Revenue,
2nd Lien, Rfdg.	5.000	11/01/32	1,295	1,390,649
2nd Lien, Rfdg.	5.000	11/01/36	2,140	2,386,293
2nd Lien, Ser. A-1	5.000	11/01/30	1,380	1,547,767

City of Springfield IL Electric Revenue, Sr. Lien, AGM, Rfdg.	4.000	03/01/40	1,000	1,021,310

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Illinois (cont’d.)
Illinois Finance Authority,
Central DuPage Hlth. (Pre-refunded date 11/01/19)(ee)	5.250%	11/01/39	2,000	$ 2,095,500
Northwestern Memorial, Ser. A, Rfdg.	4.000	07/15/47	1,500	1,549,590
Provena Hlth., Ser. A (Pre-refunded date 05/01/20)(ee)	6.000	05/01/28	1,500	1,615,875
Illinois State Toll Highway Authority,
Ser. A	5.000	01/01/42	2,000	2,285,960
Ser. A	5.000	01/01/38	3,125	3,422,437
Ser. B	5.000	01/01/40	5,000	5,629,700
Ser. C	5.000	01/01/39	2,000	2,215,640
Metropolitan Pier & Exposition Authority,
Ser. A, CABS, NATL	4.640(s)	12/15/34	10,000	4,684,800
Ser. A, CABS, NATL	4.750(s)	06/15/37	7,500	3,069,525
Railsplitter Tobacco Settlement Authority,
Ser. 2010 (Pre-refunded date 06/01/21)(ee)	6.000	06/01/28	1,250	1,394,112
Tobacco Settlement Funded	5.000	06/01/28	1,000	1,137,370

Regional Transportation Authority, Ser. A	4.000	06/01/37	3,605	3,732,256
State of Illinois,
Build Illinois Bonds, Rfdg.	5.000	06/15/20	2,000	2,097,980
GO	5.000	04/01/31	1,000	1,039,330
GO	5.000	05/01/39	1,000	1,030,350
GO	5.250	02/01/29	2,000	2,121,200
GO, Rfdg., AGM	5.000	01/01/23	3,000	3,099,540
Ser. A, GO	5.000	04/01/20	265	272,476
Ser. A, GO	5.000	12/01/42	2,500	2,609,425
Ser. B, GO, Rfdg.	5.250	01/01/20	1,505	1,548,013
Ser. D	5.000	11/01/23	3,500	3,722,810
Ser. D	5.000	11/01/27	2,500	2,678,125
				85,444,396
Indiana 0.1%
Indianapolis Local Public Improvement Bond Bank, Wtrwrks. Proj., Unrefunded, Ser. A, Rfdg.	5.750	01/01/38	795	812,180
Kansas 0.6%
Kansas Development Finance Authority,
Rev., Adventist Hlth. Sys. (Pre-refunded date 11/15/19)(ee)	5.750	11/15/38	25	26,330

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Kansas (cont’d.)
Kansas Development Finance Authority, (cont’d.)
Rev., Adventist Hlth. Sys. Unrefunded, Rfdg.	5.750%	11/15/38	975	$ 1,028,898

Wyandotte County-Kansas City Unified Government Utility System Revenue, Impvt., Ser. A	5.000	09/01/45	2,170	2,417,619
				3,472,847
Kentucky 0.6%
County of Owen KY,
Amer. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	520,915
Amer. Wtr. Co., Ser. B	5.625	09/01/39	540	563,393

Kentucky Economic Development Finance Authority, Owensboro Med. Hlth. Sys., Ser. A (Pre-refunded 06/01/20)(ee)	6.375	06/01/40	2,500	2,714,550
				3,798,858
Louisiana 1.1%
City of New Orleans LA Sewerage Service Revenue, Sewer Imps., Rev. Bonds	5.000	06/01/45	500	548,430
Louisiana Public Facilities Authority,
Franciscan Missionaries (Pre-refunded date 07/01/19)(ee)	6.750	07/01/39	1,000	1,051,900
Rev., Franciscan Mis. Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	11,704
Rev., Franciscan Mis. Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,199,209

Parish of St Charles LA, Valero Energy Corp. (Mandatory put date 06/01/22)	4.000	12/01/40	1,500	1,589,070
State of Louisiana, Ser. A	5.000	06/15/34	1,250	1,397,937
				6,798,250
Maryland 0.8%
County of Frederick MD, Ser. A	5.000	07/01/40	2,000	2,101,280
Maryland Health & Higher Educational Facilities Authority, Lifebridge Hlth. (Pre-refunded date 07/01/21)(ee)	6.000	07/01/41	400	445,960
Washington Suburban Sanitary Commission, Consol. Pub. Impt., 2nd Ser., GO	4.000	06/01/40	2,150	2,262,682
				4,809,922

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Massachusetts 2.7%
Massachusetts Bay Transportation Authority, Mass. Sales Tax, Ser. B, NATL	5.500%	07/01/27	1,325	$ 1,652,023
Massachusetts Development Finance Agency, Ser. K-6, Partners Healthcare (Pre-refunded date 07/01/20)(ee)	5.375	07/01/41	5,000	5,360,250
Massachusetts Health & Educational Facilities Authority, Tufts Univ., Ser. M	5.500	02/15/28	3,000	3,755,970
Massachusetts Port Authority,
Bosfuel Proj., AMT, NATL	5.000	07/01/32	5,000	5,010,500
Ser. A, AMT	5.000	07/01/42	1,000	1,075,360
				16,854,103
Michigan 0.9%
Michigan State Building Authority, Facs. Proj., Ser. I-A, Rfdg.	5.375	10/15/41	750	824,730
Michigan State Hospital Finance Authority, Ascension Sr. Credit Grp., Rfdg.	5.000	11/15/46	3,000	3,401,640
Wayne County Airport Authority, Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000	12/01/28	1,500	1,647,015
				5,873,385
Minnesota 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Sr., Ser. C	5.000	01/01/46	1,000	1,150,210
Mississippi 0.6%
Mississippi Business Finance Corp., Chevron USA, Ser. F (Mandatory put date 06/12/18)	0.920(cc)	11/01/35	3,500	3,500,000
Missouri 0.6%
Health & Educational Facilities Authority of the State of Missouri, BJC Hlth. Sys.	5.000	01/01/44	3,500	3,817,380
Nevada 0.5%
County of Clark Department of Aviation, Las Vegas McCarran Int’l. Arpt., Ser. A	5.125	07/01/34	3,000	3,141,720

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New Jersey 6.5%
Camden County Improvement Authority, Cooper Hlth. Sys. Oblig. Grp.	5.750%	02/15/42	1,500	$ 1,644,255
Cape May County Industrial Pollution Control Financing Authority, Atlantic City Elec. Co., Ser. A, Rfdg., NATL	6.800	03/01/21	2,615	2,886,123
New Jersey Economic Development Authority, Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,714,830
New Jersey Educational Facilities Authority, Montclair St. Univ., Ser. A, Rfdg.	5.000	07/01/44	2,500	2,783,075
New Jersey Health Care Facilities Financing Authority,
AHS Hosp. Corp., Rfdg.	4.000	07/01/41	1,500	1,529,460
AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	500	560,625
Hackensack Meridian Hlth., Ser. A, Rfdg.	5.000	07/01/39	1,500	1,721,355
Inspira Hlth. Oblig. Grp.	4.000	07/01/47	750	760,830
Inspira Hlth. Oblig. Grp.	5.000	07/01/42	1,000	1,124,840
RWJ Barnabas Hlth. Oblig. Grp., Rfdg.	5.000	07/01/43	1,500	1,671,555
RWJ Univ. Hosp.	5.500	07/01/43	1,000	1,131,430
Virtua Hlth., AGC	5.500	07/01/38	2,000	2,078,180
Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,115,540
New Jersey Transportation Trust Fund Authority,
Fed. Hwy. Reimbursement Nts., Ser. A-1	5.000	06/15/28	1,250	1,379,337
Ser. A	5.875	12/15/38	3,000	3,056,700
Ser. A	5.500	12/15/23	3,000	3,371,430
Ser. B	5.500	06/15/31	1,000	1,062,050
New Jersey Turnpike Authority,
Ser. A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	2,106,789
Ser. B, Rfdg.	5.000	01/01/40	1,000	1,151,870
Ser. E, Rfdg.	5.000	01/01/32	1,500	1,758,945
Ser. G, Rfdg.	4.000	01/01/43	1,500	1,551,885
Unrefunded, Ser. A	5.000	01/01/43	1,115	1,213,310
Tobacco Settlement Financing Corp.,
Rev., Ser. A, Rfdg.	5.000	06/01/46	2,500	2,740,950
Rev., Ser. A, Rfdg.	5.250	06/01/46	1,000	1,124,040
				41,239,404
New York 4.9%
City of New York NY, Unrefunded, Sub. Ser. I-1, GO	5.250	04/01/28	75	77,182
Long Island Power Authority,
Gen., Ser. A (Pre-refunded date 05/01/19)(ee)	6.000	05/01/33	1,000	1,038,950
Rev. Bond, Rfdg.	5.000	09/01/47	1,000	1,140,400

Metropolitan Transportation Authority, Trans., Unrefunded, Ser. C	6.500	11/15/28	480	490,085

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New York (cont’d.)
New York City Transitional Finance Authority Building AID Revenue,
Fiscal 2009, Ser. S-3	5.250%	01/15/39	1,500	$ 1,530,300
Sub. Ser. S-1A	5.250	07/15/37	3,000	3,285,240

New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Sec’d. Sub-Ser. D-1	5.000	11/01/38	3,000	3,254,760
New York City Water & Sewer System,
Rev., Fiscal 2009, Ser. A (Prefunded date 06/15/18)(ee)	5.750	06/15/40	350	350,469
Unrefunded, Fiscal 2009, Ser. A	5.750	06/15/40	415	416,270

New York Liberty Development Corp., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,943,445
New York State Dormitory Authority,
Memorial Sloan Kettering, Ser. 1, Rfdg.	5.000	07/01/42	1,000	1,150,120
Mount Sinai Sch. of Medicine, Ser. A	5.000	07/01/21	1,685	1,782,983
Rochester Inst. Tech., Ser. A, AMBAC	5.250	07/01/20	2,100	2,245,551
Rochester Inst. Tech., Ser. A, AMBAC	5.250	07/01/21	2,000	2,196,660

New York State Environmental Facilities Corp., Ser. B, ETM(ee)	5.500	10/15/23	3,750	4,354,387
Port Authority of New York & New Jersey, JFK Int’l. Air Terminal	5.000	12/01/20	500	521,265
TSASC, Inc., Revenue, Ser. A, Rfdg.	5.000	06/01/41	2,000	2,170,240
Utility Debt Securitization Authority, Ser. TE	5.000	12/15/41	2,585	2,901,223
				30,849,530
North Carolina 0.2%
North Carolina Eastern Municipal Power Agency,
Ser. A (Pre-refunded date 01/01/22)(ee)	6.000	01/01/26	650	740,467
Ser. A, ETM(ee)	6.400	01/01/21	425	452,693
Ser. C, AGC, ETM(ee)	6.000	01/01/19	95	97,360
				1,290,520
North Dakota 0.2%
County of McLean ND, Great River Energy Proj., Ser. A	4.875	07/01/26	1,000	1,041,110
Ohio 4.9%
Buckeye Tobacco Settlement Financing Authority,
Ser. A-2	5.125	06/01/24	4,940	4,878,645

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Ohio (cont’d.)
Buckeye Tobacco Settlement Financing Authority, (cont’d.)
Ser. A-2	5.875%	06/01/30	3,500	$ 3,499,860

City of Middleburg Heights OH, Southwest Gen., Rfdg.	5.250	08/01/41	800	870,704
County of Franklin OH,
Hospital Facs. Rev.	4.125	05/15/45	2,000	2,049,160
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,059,440
Nationwide Children’s Hosp., Rfdg.	4.000	11/01/47	2,400	2,464,392
Ohio Hlth. Corp., Ser. A	5.000	11/15/41	2,000	2,151,100

County of Hamilton OH, Christ Hosp. Proj.	5.000	06/01/42	1,250	1,352,188
County of Hancock OH, Blanchard Valley Regl. Hlth. Ctr., Rfdg. (Pre-refunded date 06/01/21)(ee)	6.250	12/01/34	400	449,004
County of Lucas OH,
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.000	11/15/41	750	848,370
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.500	11/15/37	875	1,002,689

Hilliard School District, CABS, GO, NATL	1.840(s)	12/01/19	1,720	1,673,388
Ohio Higher Educational Facility Commission,
Case Western Resv. Univ., Ser. B	6.500	10/01/20	405	426,777
Cleveland Clinic Hlth. Sys., Ser. A-1	5.000	01/01/42	2,000	2,196,680

Ohio Water Development Authority Water Pollution Control Loan Fund, Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A (Pre-refunded date 12/01/19)(ee)	5.000	12/01/29	2,150	2,250,168
State of Ohio, Cleveland Clinic Hlth Sys., Ser. A, Rfdg.	4.000	01/01/36	2,500	2,642,625
				30,815,190
Oklahoma 1.2%
Oklahoma Development Finance Authority, St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000	02/15/42	1,500	1,656,735
Oklahoma Turnpike Authority,
2nd Ser. C	4.000	01/01/42	500	522,520
Ser. A	5.000	01/01/42	3,000	3,410,340

Stillwater Utilities Authority, Ser. A	5.000	10/01/39	1,865	2,111,646
				7,701,241

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Oregon 0.8%
Port of Portland OR Airport Revenue, Ser. 24B, AMT	5.000%	07/01/42	1,500	$ 1,689,060
State of Oregon Department of Transportation, Sr. Lien., Ser. A (Pre-refunded date 05/15/19)(ee)	5.000	11/15/33	3,500	3,609,060
				5,298,120
Pennsylvania 4.8%
Central Bradford Progress Authority, Guthrie Healthcare Sys.	5.375	12/01/41	2,700	2,957,040
City of Philadelphia PA Airport Revenue, Ser. B, Rfdg., AMT	5.000	07/01/47	1,000	1,120,690
Commonwealth Financing Authority, Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,000	1,132,770
Geisinger Authority,
Ser. A-1	5.125	06/01/41	2,000	2,130,780
Ser. A-1, Rfdg.	5.000	02/15/45	1,000	1,126,770

General Authority of Southcentral Pennsylvania, Wellspan Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000	06/01/44	3,000	3,290,580
Pennsylvania Higher Educational Facilities Authority, Trustees Univ. of Pennsylvania, Ser. A	4.000	08/15/41	3,200	3,363,072
Pennsylvania Turnpike Commission,
Ser. A	5.000	12/01/38	1,000	1,109,080
Ser. A-1	5.000	12/01/47	1,000	1,122,830
Ser. A-1, Rfdg.	5.000	12/01/40	1,500	1,672,920
Ser. B	5.000	12/01/45	7,000	7,808,710
Sub. Ser. B-1	5.250	06/01/47	2,000	2,268,000

Philadelphia Authority for Industrial Development, Children’s Hospital, Rfdg.	4.000	07/01/37	1,000	1,039,360
				30,142,602
Puerto Rico 0.7%
Puerto Rico Comnwlth. Rev.,
Ser. A	5.750	07/01/37	1,260	1,014,300
Ser. A	6.000	07/01/47	1,050	845,250

Puerto Rico Electric Power Authority, Ser. UU, Rfdg., FGIC, 3 Month LIBOR + 0.700%(d)	2.249(c)	07/01/31	5,000	1,918,750
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Ser. C(d)	5.250	08/01/40	750	530,625
				4,308,925

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Rhode Island 0.4%
Rhode Island Health & Educational Building Corp., Lifespan Oblig., Ser. A., AGC (Pre-refunded date 05/15/19)(ee)	7.000%	05/15/39	2,000	$ 2,097,800
Tobacco Settlement Financing Corp., Ser. A, Rfdg.	5.000	06/01/40	400	427,708
				2,525,508
South Carolina 1.0%
South Carolina Ports Authority, AMT	4.000	07/01/45	1,000	1,015,390
South Carolina Public Service Authority,
Santee Cooper, Ser. A, Rfdg.	5.750	12/01/43	3,000	3,333,000
Santee Cooper, Ser. A, Rfdg.	5.125	12/01/43	2,000	2,135,340
				6,483,730
South Dakota 0.4%
Educational Enhancement Funding Corp., Tob. Ser. B	5.000	06/01/27	1,000	1,091,590
South Dakota Health & Educational Facilities Authority, Avera Hlth., Ser. A, Rfdg.	5.000	07/01/42	1,600	1,700,064
				2,791,654
Tennessee 0.6%
Chattanooga Health Educational & Housing Facility Board, Ser. A	5.250	01/01/45	1,500	1,606,110
Memphis-Shelby County Airport Authority, Ser. B, Rfdg., AMT	5.750	07/01/25	1,000	1,070,340
Tennessee Energy Acquisition Corp., Ser. C	5.000	02/01/22	1,000	1,088,680
				3,765,130
Texas 7.9%
Austin Convention Enterprises, Inc., Ser. A, Rfdg.	5.000	01/01/34	1,100	1,242,175
Brazos River Authority Poll. Ctrl. Revenue,
TXU Energy Co. LLC Proj., Ser. D, Rfdg. (Escrow Bond)^(d)	5.400	10/01/29	1,000	—
TXU Rmkt., Rfdg., AMT (Escrow Bond)^(d)	5.400	05/01/29	1,500	—
Central Texas Regional Mobility Authority,
Sr. Lien (Pre-refunded date 01/01/21)(ee)	6.000	01/01/41	1,000	1,096,980

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Texas (cont’d.)
Central Texas Regional Mobility Authority, (cont’d.)
Sr. Lien, Ser. A	5.000%	01/01/45	1,000	$ 1,089,340

City of Austin TX Water & Wastewater System Revenue, Austin Wtr. & Swr., Ser. A (Pre-refunded date 11/15/19)(ee)	5.125	11/15/29	2,000	2,096,020
City of Houston TX Airport System Revenue,
Sr. Lien, Ser. A, Rfdg.	5.500	07/01/39	1,000	1,002,890
Sub. Lien, Ser. A, Rfdg., AMT	5.000	07/01/25	575	617,987
Sub. Lien, Ser. A, Rfdg., AMT	5.000	07/01/32	1,000	1,080,940
Sub. Lien, Ser. B, Rfdg.	5.000	07/01/32	2,000	2,181,180
Sub. Ser. A, AMT	5.000	07/01/41	1,000	1,139,160
City of Houston TX Combined Utility System Revenue,
1st Lien, Rfdg., AGC (Pre-refunded date 05/15/19)(ee)	5.250	11/15/33	1,430	1,476,532
Unrefunded, 1st Lien, Ser. A, Rfdg., AGC	5.250	11/15/33	80	82,572
Clifton Higher Education Finance Corp.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,127,420
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,105,740

Dallas/Fort Worth International Airport, Ser. E, Rfdg., AMT	5.000	11/01/35	5,000	5,292,700
Grand Parkway Transportation Corp., First Tier Toll Rev., Ser. A	5.125	10/01/43	2,000	2,203,500
Harris County Cultural Education Facilities Finance Corp.,
Children’s Hosp. Proj.	5.500	10/01/39	1,500	1,571,490
Houston Methodist Hosp. Oblig.	4.000	12/01/45	1,500	1,530,285

Harris County Toll Road Authority (The), Sr. Lien, Ser. A, Rfdg.	5.000	08/15/43	3,000	3,474,120
Lower Colorado River Authority, Rfdg., BHAC	5.250	05/15/28	2,000	2,005,840
Metropolitan Transit Authority of Harris County, Ser. A	5.000	11/01/36	3,000	3,256,830
North Texas Tollway Authority,
First Tier, Rfdg. (Pre-refunded date 01/01/21)(ee)	6.000	01/01/38	1,000	1,100,950
Ser. B, Rfdg.	5.000	01/01/45	2,000	2,198,200
Spl. Projs., Ser. A (Pre-refunded date 09/01/21)(ee)	5.500	09/01/41	1,000	1,108,300
Unrefunded, First Tier, Ser. A, Rfdg.	6.250	01/01/39	370	378,873

Sabine River Authority Poll. Ctrl. Revenue, TXU Energy Co. LLC Proj., Ser. B, Rfdg. (Escrow Bond)^(d)	6.150	08/01/22	1,000	—
San Antonio Water System, Jr. Lien, Ser. C, Rfdg.	5.000	05/15/41	1,000	1,147,440

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Texas (cont’d.)

State of Texas, Ser. II-A, GO	5.250%	12/01/23	2,500	$ 2,585,150
Texas Municipal Gas Acquisition & Supply Corp. I, Var. Sr. Lien, Ser. B, 3 Month LIBOR + 0.700%	2.123(c)	12/15/26	1,500	1,485,930
Texas Private Activity Bond Surface Transportation Corp.,
Sr. Lien LBJ Infrastructure	7.000	06/30/40	2,500	2,730,525
Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	6.750	06/30/43	500	577,690
Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	7.000	12/31/38	1,500	1,757,940
				49,744,699
Virginia 0.7%
Fairfax County Industrial Development Authority, Healthcare, Inova Hlth. Sys.	5.000	05/15/40	2,000	2,186,800
Norfolk Economic Development Authority, Rev., Sentara Healthcare, Ser. B, Rfdg.	4.000	11/01/48	2,000	2,077,700
				4,264,500
Washington 3.2%
Port of Seattle WA,
Ser. B, Rfdg., AMT	5.000	09/01/26	1,115	1,205,215
Ser. C, Rfdg., AMT	5.000	02/01/24	2,500	2,667,675
Skagit County Public Hospital District No 1,
Rfdg. & Impvt., Ser. A	5.000	12/01/37	1,000	1,068,170
Valley Hospital	5.750	12/01/35	625	661,337
Washington Health Care Facilities Authority,
Multicare Hlth. Sys., Ser. B, Rfdg.	4.000	08/15/41	2,000	2,063,260
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,949,128
Overlake Hosp. Med. Ctr., Rfdg. (Pre-refunded date 07/01/20)(ee)	5.500	07/01/30	1,115	1,195,804
Providence Hlth. & Svcs., Ser. A	5.000	10/01/39	3,500	3,653,755
Seattle Children’s Hospital, Ser. A	5.000	10/01/42	2,000	2,180,540
Seattle Children’s Hospital, Ser. A	5.000	10/01/47	1,000	1,137,180
Swedish Hlth. Svcs., Ser. A (Pre-refunded date 05/15/21)(ee)	6.250	11/15/41	1,500	1,685,685
				20,467,749
West Virginia 0.1%
West Virginia Economic Development Authority, Rev., Wheeling Pwr. Co. Mitche, Ser. A, Rfdg. (Mandatory put date 04/01/22)	3.000	06/01/37	500	501,785

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Wisconsin 1.0%
Wisconsin Health & Educational Facilities Authority,
Ascension Hlth. Alliance, Ser. B1, Rfdg.	4.000%	11/15/43	1,500	$ 1,540,920
Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000	11/15/46	2,500	2,559,850
Children’s Hosp. of Wisconsin, Rfdg.	4.000	08/15/47	2,000	2,062,080
				6,162,850
Wyoming 0.1%
County of Campbell WY, Basin Elec. Pwr. Coop., Ser. A	5.750	07/15/39	500	520,090

TOTAL INVESTMENTS 99.1% (cost $594,064,098)				623,708,476
Other assets in excess of liabilities 0.9%				5,806,344

Net Assets 100.0%				$ 629,514,820

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AID—Agency for International Development
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
CABS—Capital Appreciation Bonds
ETM—Escrowed to Maturity
FGIC—Financial Guaranty Insurance Co.
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.
PSFG—Permanent School Fund Guarantee
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2018.

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$ 2,332,980	$—
Arizona	—	24,739,356	—
California	—	106,466,067	—
Colorado	—	3,173,390	—
Connecticut	—	4,628,288	—
District of Columbia	—	25,821,108	—
Florida	—	47,347,008	—
Georgia	—	13,169,526	—
Hawaii	—	5,506,475	—
Idaho	—	1,136,690	—
Illinois	—	85,444,396	—
Indiana	—	812,180	—
Kansas	—	3,472,847	—
Kentucky	—	3,798,858	—
Louisiana	—	6,798,250	—
Maryland	—	4,809,922	—
Massachusetts	—	16,854,103	—
Michigan	—	5,873,385	—
Minnesota	—	1,150,210	—
Mississippi	—	3,500,000	—
Missouri	—	3,817,380	—
Nevada	—	3,141,720	—
New Jersey	—	41,239,404	—
New York	—	30,849,530	—
North Carolina	—	1,290,520	—
North Dakota	—	1,041,110	—
Ohio	—	30,815,190	—
Oklahoma	—	7,701,241	—
Oregon	—	5,298,120	—
Pennsylvania	—	30,142,602	—
Puerto Rico	—	4,308,925	—
Rhode Island	—	2,525,508	—
South Carolina	—	6,483,730	—
South Dakota	—	2,791,654	—
Tennessee	—	3,765,130	—

PGIM National Muni Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
Texas	$—	$ 49,744,699	$—
Virginia	—	4,264,500	—
Washington	—	20,467,749	—
West Virginia	—	501,785	—
Wisconsin	—	6,162,850	—
Wyoming	—	520,090	—
Total	$—	$623,708,476	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” in the Fund’s name.
Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, a Valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	July 20, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date	July 20, 2018

* Print the name and title of each signing officer under his or her signature.